Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of maturity analysis of operating lease payments [Text block]
The total amount of the Company’s obligations with third parties relating to lease operating and services agreements that cannot be terminated is detailed as follows:

Lease operating and services agreements not to be terminated	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Within 1 year	56,054,644	56,311,446
Between 1 and 5 years	54,935,377	59,404,285
Over 5 years	11,824,929	22,661,389
Total (1)	122,814,950	138,377,120

(1)

In 2019 under this disclosure there are commitments related to service contracts, short-term and low-value lease agreements.

Disclosure of purchase and supplies contracts [Text Block]
The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2019
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	238,823,373	15,242,253
Between 1 and 5 years	1,144,214,818	11,727,826
Over 5 years	75,941,390	-
Total	1,458,979,581	26,970,079

Disclosure of judgements and claims [Text Block]

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Comercial CCU S.A.	Court of Appeal.	Debt payment lawsuit.	Opposition to execution is pending.	ThCh$ 42,126
Embotelladoras Chilenas Unidas S.A.	Court of Appeal.	Debt payment lawsuit.	Opposition to execution is pending.	ThCh$ 101,377
Compañía Industrial Cervecera S.A. (CICSA)	Labor Court.	Labor trial.	Evidentiary stage.	US$ 15,000
Compañía Industrial Cervecera S.A. (CICSA)	Commercial Court.	Distributor claim for to the termination of distribution agreement.	Evidentiary stage.	US$ 24,000
Compañía Industrial Cervecera S.A. (CICSA)	Labor Court.	Labor trial.	Evidentiary stage.	US$ 37,000
Compañía Industrial Cervecera S.A. (CICSA)	Labor Court.	Labor trial.	Evidentiary stage.	US$ 33,000
Compañía Industrial Cervecera S.A. (CICSA)	Labor Court.	Labor trial.	Evidentiary stage.	US$ 15,000
Compañía Industrial Cervecera S.A. (CICSA)	Labor Court.	Labor trial.	Evidentiary stage.	US$ 35,000
Compañía Industrial Cervecera S.A. (CICSA)	Tax Court.	Several Tax claims.	Evidentiary stage.	US$ 202,000
Sáenz Briones & Cía. S.A.I.C.	Labor Court.	Labor trial.	Evidentiary stage.	US$ 40,000

Disclosure Of CCC Guarantees Explanatory [Text Block]
The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Inversiones II Ltda. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	USD 27,200,000	May 27, 2020
Banco Colpatria	USD 4,000,000	June 21, 2020
Banco Colpatria	USD 13,500,000	September 1, 2020

Disclosure of CICSA guarantees [Text Block]
The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía Pisquera de Chile (CPCh) through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú (BCP)	USD 2,600,000	December 26, 2020